UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10075
                                                     ---------

                             UBS Sequoia Fund L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


  SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

           UNITED STATES OF AMERICA
           ------------------------
           INVESTMENTS IN SECURITIES (136.01%)
           -----------------------------------
           COMMON STOCK (136.01%)
           ----------------------

           AEROSPACE/DEFENSE-EQUIPMENT (0.54%)
   3,800   AAR Corp. *                                        $    104,728
   5,400   LMI Aerospace, Inc. *                                   100,602
                                                              --------------
                                                                   205,330
                                                              --------------

           APPLICATIONS SOFTWARE (2.21%)
  56,000   Moldflow Corp. *                                        841,680
                                                              --------------

           BATTERIES/BATTERY SYSTEM (0.27%)
   5,900   EnerSys *                                               101,362
                                                              --------------

           BUILDING - HEAVY CONSTRUCTION (1.93%)
  18,100   KHD Humboldt Wedag International, Ltd.*                 736,670
                                                              --------------

           BUILDING PRODUCTION - AIR & HEATING (0.35%)
   7,600   Goodman Global, Inc. *                                  133,912
                                                              --------------

           CASINO HOTELS (0.43%)
   9,000   Trump Entertainment Resorts, Inc. *                     162,630
                                                              --------------

           CHEMICALS - SPECIALTY (1.24%)
  27,100   Terra Industries, Inc. *                                474,250
                                                              --------------

           CIRCUIT BOARDS (4.39%)
  36,200   Park Electrochemical Corp.                              981,744
  72,400   TTM Technologies, Inc. *                                690,696
                                                              --------------
                                                                 1,672,440
                                                              --------------

           COMMERCIAL SERVICES (4.27%)
  36,200   Steiner Leisure, Ltd. *                               1,628,276
                                                              --------------

           COMPUTER AIDED DESIGN (9.49%)
  27,100   Aspen Technology, Inc. *                                352,300
 171,900   Parametric Technology Corp. *,(a)                     3,266,100
                                                              --------------
                                                                 3,618,400
                                                              --------------

           COMPUTERS - INTEGRATED SYSTEMS (1.95%)
  57,100   Radiant Systems, Inc. *                                 744,013
                                                              --------------

           CONSUMER PRODUCTS - MISCELLANEOUS (1.12%)
  36,200   Prestige Brands Holdings, Inc. *                        428,970
                                                              --------------

           DISTRIBUTION/WHOLESALE (4.36%)
 162,800   Bell Microproducts, Inc. *                            1,041,920
  54,300   Brightpoint, Inc. *                                     621,192
                                                              --------------
                                                                 1,663,112
                                                              --------------

           DIVERSIFIED MANUFACTURING OPERATIONS (3.92%)
  27,100   Crane Co. (a)                                         1,095,382

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


  SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (CONTINUED)
           ------------------------
           DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
   9,000   Lancaster Colony Corp.                             $    397,710
                                                              --------------
                                                                 1,493,092
                                                              --------------

           DRUG DELIVERY SYSTEMS (2.74%)
  64,400   Matrixx Initiatives, Inc. *                           1,046,500
                                                              --------------

           E-SERVICES/CONSULTING (0.01%)
   1,000   Access Integrated Technologies, Inc. *                    5,430
                                                              --------------

           ELECTRONIC COMPONENTS - MISCELLANEOUS (3.92%)
  72,400   Benchmark Electronics, Inc. *,(a)                     1,495,784
                                                              --------------

           ELECTRONIC MEASURING INSTRUMENTS (0.29%)
   1,900   Cyberoptics Corp. *                                      26,486
   3,800   Measurement Specialties, Inc. *                          85,728
                                                              --------------
                                                                   112,214
                                                              --------------

           ENTERPRISE SOFTWARE/SERVICES (10.09%)
 217,100   Epicor Software Corp. *,(a)                           3,019,861
  38,900   SYNNEX Corp. *                                          826,236
                                                              --------------
                                                                 3,846,097
                                                              --------------

           FOOD - MISCELLANEOUS/DIVERSIFIED (2.81%)
  27,100   J & J Snack Foods Corp.                               1,070,179
                                                              --------------

           FOOTWEAR & RELATED APPAREL (0.26%)
   6,500   Stride Rite Corp.                                       100,035
                                                              --------------

           HOME FURNISHINGS (3.00%)
  57,100   Hooker Furniture Corp.                                1,144,855
                                                              --------------

           LASERS - SYSTEMS/COMPONENTS (0.16%)
   1,900   Coherent, Inc. *                                         60,306
                                                              --------------

           MEDICAL - DRUGS (8.03%)
   9,500   Combinatorx, Inc. *                                      66,405
 126,600   Sciele Pharma, Inc. *,(a)                             2,997,888
                                                              --------------
                                                                 3,064,293
                                                              --------------

           MEDICAL INSTRUMENTS (0.47%)
   9,500   Angiodynamics, Inc. *                                   160,455
   2,000   Thermage, Inc. *                                         18,200
                                                              --------------
                                                                   178,655
                                                              --------------

           MEDICAL PRODUCTS (16.60%)
  54,300   American Medical Systems Holdings, Inc., *            1,149,531
   5,700   Artes Medical, Inc. *                                    45,486
  90,500   Orthofix International NV. *,(a)                      4,620,025

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


  SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (CONTINUED)
           ------------------------
           MEDICAL PRODUCTS (CONTINUED)
  19,000   Syneron Medical, Ltd. *                            $    513,950
                                                              --------------
                                                                 6,328,992
                                                              --------------

           NETWORKING PRODUCTS (4.03%)
  54,300   SafeNet, Inc. *                                       1,536,690
                                                              --------------

           PUBLISHING - NEWSPAPERS (0.16%)
   5,000   Journal Register Company                                 29,800
   1,000   The McClatchy Company - Class A                          31,610
                                                              --------------
                                                                    61,410
                                                              --------------

           RESEARCH & DEVELOPMENT (2.10%)
  37,100   PRA International *                                     799,876
                                                              --------------

           RESPIRATORY PRODUCTS (5.98%)
  54,300   Respironics, Inc. *,(a)                               2,280,057
                                                              --------------

           RETAIL - APPAREL/SHOE (13.10%)
  18,100   Bebe Stores, Inc.                                       314,578
 135,749   Stage Stores, Inc. (a)                                3,164,309
  26,400   The Finish Line, Inc.                                   332,640
 180,900   The Wet Seal, Inc. *                                  1,184,895
                                                              --------------
                                                                 4,996,422
                                                              --------------

           RETAIL - DISCOUNT (2.01%)
  51,700   Tuesday Morning Corp.                                   767,228
                                                              --------------

           RETAIL - HOME FURNISHINGS (0.69%)
  53,200   Kirkland's, Inc. *                                      264,404
                                                              --------------

           RETAIL - MUSIC STORE (0.97%)
  65,100   Trans World Entertainment Corp. *                       369,768
                                                              --------------

           RETAIL - RESTAURANTS (2.68%)
  47,600   Krispy Kreme Doughnuts, Inc. *                          485,044
  18,100   Landry's Restaurants, Inc.                              535,760
                                                              --------------
                                                                 1,020,804
                                                              --------------

           SATELLITE TELECOMMUNICATIONS (1.70%)
  36,200   GeoEye, Inc. *                                          647,256
                                                              --------------

           SEMICONDUCTOR EQUIPMENT (2.35%)
  90,500   GSI Group, Inc. *                                       896,855
                                                              --------------

           TELECOMMUNICATIONS EQUIPMENT (11.15%)
  90,400   Comtech Telecommunications Corp. *,(a)                3,501,192
  90,500   Symmetricom, Inc. *                                     751,150
                                                              --------------
                                                                 4,252,342
                                                              --------------

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


  SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (CONTINUED)
           ------------------------
           THEATERS (0.18%)
   3,400   Regal Entertainment Group - Class A                $     67,558
                                                              --------------

           VITAMINS & NUTRITION PRODUCTS (1.67%)
  54,300   Natures Sunshine Products, Inc.                         638,568
                                                              --------------

           WIRE & CABLE PRODUCTS (2.39%)
  54,300   Insteel Industries, Inc.                                911,697
                                                              --------------
           TOTAL COMMON STOCK (Cost $42,933,905)                51,868,412
                                                              --------------
           INVESTMENTS IN SECURITIES (Cost $42,933,905)         51,868,412
                                                              --------------

           COMMON STOCK SOLD, NOT YET PURCHASED ((22.28)%)
           -----------------------------------------------
           APPAREL MANUFACTURERS ((2.47)%)
 (18,000)  Guess ?, Inc. *                                        (728,820)
  (6,200)  Volcom, Inc. *                                         (213,032)
                                                              --------------
                                                                  (941,852)
                                                              --------------

           AUTOMOTIVE/TRUCK PARTS & EQUIPMENT ((0.09)%)
  (3,800)  Exide Technologies *                                    (33,060)
                                                              --------------

           BEVERAGES - NON-ALCOHOLIC ((0.61)%)
  (3,600)  Hansen Natural Corp. *                                 (136,368)
  (5,400)  National Beverage Corp. *                               (94,716)
                                                              --------------
                                                                  (231,084)
                                                              --------------

           BUILDING-RESIDENTIAL/COMMERCIAL ((0.40)%)
  (3,600)  KB Home *                                              (153,612)
                                                              --------------

           BUILDING MAINTENANCE & SERVICE ((0.47)%)
  (7,200)  Integrated Electrical Services, Inc. *                 (178,056)
                                                              --------------

           COMMERCIAL SERVICES - FINANCE ((0.33)%)
  (3,600)  Bankrate, Inc. *                                       (126,864)
                                                              --------------

           COMPUTER AIDED DESIGN ((0.96)%)
  (7,200)  Ansys, Inc. *                                          (365,544)
                                                              --------------

           COMPUTERS - INTEGRATED SYSTEMS ((0.22)%)
  (3,800)  Agilysys, Inc. *                                        (85,386)
                                                              --------------

           COMPUTERS - PERIPHERAL EQUIPMENT ((0.62)%)
  (9,000)  Sigma Designs, Inc. *                                  (236,340)
                                                              --------------

           E-COMMERCE/PRODUCTS (0.00%)
  (4,700)  Odimo, Inc. *                                            (1,363)
                                                              --------------

           EDUCATIONAL SOFTWARE ((0.20)%)
  (5,400)  INVESTools, Inc. *                                      (75,060)
                                                              --------------

           ELECTRONIC COMPONENTS - MISCELLANEOUS ((0.16)%)
  (3,600)  Plexus Corp. *                                          (61,740)
                                                              --------------

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


  SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
           ------------------------------------------------
           ELECTRONIC COMPONENTS - SEMICONDUCTORS ((0.16)%)
  (1,800)  Supertex, Inc. *                                   $    (59,778)
                                                              --------------

           IDENTIFICATION SYSTEMS/DEVICES ((0.16)%)
  (3,600)  L-1 Identity Solutions, Inc. *                          (59,436)
                                                              --------------

           INTERNET SECURITY ((0.68)%)
 (14,500)  Vasco Data Security International *                    (259,115)
                                                              --------------

           MACHINERY-THERMAL PROCESS ((0.22)%)
  (5,400)  TurboChef Technologies, Inc. *                          (82,188)
                                                              --------------

           MEDICAL - BIOMEDICAL/GENETICS ((0.26)%)
  (3,600)  Regeneron Pharmaceuticals, Inc. *                       (77,832)
  (1,900)  Savient Pharmaceuticals, Inc. *                         (22,838)
                                                              --------------
                                                                  (100,670)
                                                              --------------

           MEDICAL - DRUGS ((1.45)%)
  (7,600)  Adams Respiratory Therapeutics, Inc *                  (255,588)
 (19,000)  Zymogenetics, Inc. *                                   (295,640)
                                                              --------------
                                                                  (551,228)
                                                              --------------

           MEDICAL - IMAGING SYSTEMS ((0.09)%)
  (7,200)  Merge Technologies, Inc. *                              (35,064)
                                                              --------------

           MEDICAL LASER SYSTEMS ((0.37)%)
 (14,500)  Biolase Technology, Inc *                              (141,085)
                                                              --------------

           MEDICAL PRODUCTS ((0.56)%)
 (11,400)  Cyberonics, Inc. *                                     (214,092)
                                                              --------------

           PHYSICAL THERAPY/REHAB CENTERS ((0.26)%)
  (7,200)  US Physical Therapy, Inc. *                            (100,224)
                                                              --------------

           RETAIL - APPAREL/SHOE ((0.75)%)
  (3,600)  DSW, Inc. *                                            (151,956)
  (3,800)  JOS A Bank Clothiers, Inc *                            (134,330)
                                                              --------------
                                                                  (286,286)
                                                              --------------

           RETAIL - AUTO PARTS INDUSTRY ((0.29)%)
  (5,700)  PEP Boys - Manny, Moe & Jack *                         (108,813)
                                                              --------------

           RETAIL - AUTOMOBILE ((0.41)%)
  (5,700)  Lithia Motors, Inc. Class A *                          (156,237)
                                                              --------------

           RETAIL - BEDDING ((0.19)%)
  (1,800)  Bed Bath & Beyond, Inc. *                               (72,306)
                                                              --------------

           RETAIL - COMPUTER EQUIPMENT ((0.77)%)
 (18,100)  PC Connection, Inc. *                                  (258,830)
  (3,600)  PC Mall, Inc. *                                         (35,892)
                                                              --------------
                                                                  (294,722)
                                                              --------------

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


  SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
           ------------------------------------------------
           RETAIL - DISCOUNT ((1.04)%)
 (12,700)  Big Lots, Inc. *                                   $   (397,256)
                                                              --------------

           RETAIL - HOME FURNISHINGS ((0.35)%)
  (9,500)  Haverty Furniture Companies, Inc. *                    (133,000)
                                                              --------------

           RETAIL - MAIL ORDER ((0.33)%)
  (3,600)  Williams-Sonoma, Inc.*                                 (127,656)
                                                              --------------

           RETAIL - RESTAURANTS ((0.18)%)
  (3,600)  O'Charley's, Inc. *                                     (69,444)
                                                              --------------

           RETAIL - SPORTING GOODS ((4.76)%)
 (45,200)  Zumiez, Inc. *                                       (1,813,424)
                                                              --------------

           SEMICONDUCTOR COMPONENTS - INTEGRATED
           CIRCUITS ((0.23)%)
  (9,500)  Genesis Microchip, Inc. *                               (88,255)
                                                              --------------

           TELECOMMUNICATIONS EQUIPMENT ((0.45)%)
    (900)  NMS Communications Corp. *                               (1,603)
  (7,200)  Plantronics, Inc.*                                     (170,064)
                                                              --------------
                                                                  (171,667)
                                                              --------------

           THERAPEUTICS ((0.14)%)
  (3,600)  Altus Pharmaceuticals, Inc. *                           (54,792)
                                                              --------------

           X-RAY EQUIPMENT ((1.65)%)
 (10,900)  Hologic, Inc. *                                        (628,276)
                                                              --------------
           TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
           (Cost $(7,034,863))                                  (8,494,975)
                                                              --------------
           SECURITIES SOLD, NOT YET PURCHASED
           (PROCEEDS $(7,034,863))                              (8,494,975)
                                                              --------------
TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD,
NOT YET PURCHASED -- 113.73%                                    43,373,437
                                                              --------------
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.73%)         (5,236,372)
                                                              --------------
TOTAL NET ASSETS -- 100.00%                                   $ 38,137,065
                                                              ==============
*   Non-income producing security.
(a) Partially or wholly held ($16,966,348 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


--------------------------------------------------------------------------------
                                                           MARCH 31, 2007
INVESTMENTS IN SECURITIES - BY INDUSTRY             PERCENTAGE OF NET ASSETS (%)
--------------------------------------------------------------------------------
Aerospace/Defense - Equipment                                   0.54%
--------------------------------------------------------------------------------
Apparel Manufacturers                                          (2.47)
--------------------------------------------------------------------------------
Applications Software                                           2.21
--------------------------------------------------------------------------------
Automotive/Truck Parts & Equipment                             (0.09)
--------------------------------------------------------------------------------
Batteries/Battery System                                        0.27
--------------------------------------------------------------------------------
Beverages - Non-Alcoholic                                      (0.61)
--------------------------------------------------------------------------------
Building - Heavy Construction                                   1.93
--------------------------------------------------------------------------------
Building Maintenance & Service                                 (0.47)
--------------------------------------------------------------------------------
Building Production - Air & Heating                             0.35
--------------------------------------------------------------------------------
Building - Residential/Commercial                               (.40)
--------------------------------------------------------------------------------
Casino Hotels                                                   0.43
--------------------------------------------------------------------------------
Chemicals - Specialty                                           1.24
--------------------------------------------------------------------------------
Circuit Boards                                                  4.39
--------------------------------------------------------------------------------
Commercial Services - Finance                                  (0.33)
--------------------------------------------------------------------------------
Commercial Services                                             4.27
--------------------------------------------------------------------------------
Computer Aided Design                                           8.53
--------------------------------------------------------------------------------
Computers - Integrated Systems                                  1.73
--------------------------------------------------------------------------------
Computers - Peripheral Equipment                               (0.62)
--------------------------------------------------------------------------------
Consumer Products - Miscellaneous                               1.12
--------------------------------------------------------------------------------
Distribution/Wholesale                                          4.36
--------------------------------------------------------------------------------
Diversified Manufacturing Operations                            3.92
--------------------------------------------------------------------------------
Drug Delivery Systems                                           2.74
--------------------------------------------------------------------------------
E-Commerce/Products                                            (0.00)
--------------------------------------------------------------------------------
E-Services/Consulting                                           0.01
--------------------------------------------------------------------------------
Educational Software                                           (0.20)
--------------------------------------------------------------------------------
Electronic Components - Miscellaneous                           3.76
--------------------------------------------------------------------------------
Electronic Components - Semiconductors                         (0.16)
--------------------------------------------------------------------------------
Electronic Measuring Instruments                                0.29
--------------------------------------------------------------------------------
Enterprise Software/Services                                   10.09
--------------------------------------------------------------------------------
Food - Miscellaneous/Diversified                                2.81
--------------------------------------------------------------------------------
Footwear & Related Apparel                                      0.26
--------------------------------------------------------------------------------
Home Furnishings                                                3.00
--------------------------------------------------------------------------------
Identification Systems/Devices                                 (0.16)
--------------------------------------------------------------------------------
Internet Security                                              (0.68)
--------------------------------------------------------------------------------
Lasers - Systems/Components                                     0.16
--------------------------------------------------------------------------------
Machinery - Thermal Process                                    (0.22)
--------------------------------------------------------------------------------
Medical - Biomedical/Genetics                                  (0.26)
--------------------------------------------------------------------------------
Medical - Drugs                                                 6.58
--------------------------------------------------------------------------------
Medical - Imaging Systems                                      (0.09)
--------------------------------------------------------------------------------
Medical Instruments                                             0.47
--------------------------------------------------------------------------------
Medical Laser Systems                                          (0.37)
--------------------------------------------------------------------------------
Medical Products                                               16.04
--------------------------------------------------------------------------------
Networking Products                                             4.03
--------------------------------------------------------------------------------
Physical Therapy/Rehab Centers                                 (0.26)
--------------------------------------------------------------------------------
Publishing - Newspapers                                         0.16
--------------------------------------------------------------------------------
Research & Development                                          2.10
--------------------------------------------------------------------------------
Respiratory Products                                            5.98
--------------------------------------------------------------------------------

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


--------------------------------------------------------------------------------
                                                           MARCH 31, 2007
INVESTMENTS IN SECURITIES - BY INDUSTRY             PERCENTAGE OF NET ASSETS (%)
--------------------------------------------------------------------------------
Retail - Apparel/Shoe                                          12.35
--------------------------------------------------------------------------------
Retail - Auto Parts Industry                                   (0.29)
--------------------------------------------------------------------------------
Retail - Automobile                                            (0.41)
--------------------------------------------------------------------------------
Retail - Bedding                                               (0.19)
--------------------------------------------------------------------------------
Retail - Computer Equipment                                    (0.77)
--------------------------------------------------------------------------------
Retail - Discount                                               0.97
--------------------------------------------------------------------------------
Retail - Home Furnishings                                       0.34
--------------------------------------------------------------------------------
Retail - Mail Order                                            (0.33)
--------------------------------------------------------------------------------
Retail - Music Store                                            0.97
--------------------------------------------------------------------------------
Retail - Restaurants                                            2.50
--------------------------------------------------------------------------------
Retail - Sporting Goods                                        (4.76)
--------------------------------------------------------------------------------
Satellite Telecommunications                                    1.70
--------------------------------------------------------------------------------
Semiconductor Components - Integrated Circuits                 (0.23)
--------------------------------------------------------------------------------
Semiconductor Equipment                                         2.35
--------------------------------------------------------------------------------
Telecommunications Equipment                                   10.70
--------------------------------------------------------------------------------
Theatres                                                        0.18
--------------------------------------------------------------------------------
Therapeutics                                                   (0.14)
--------------------------------------------------------------------------------
Vitamins & Nutrition Products                                   1.67
--------------------------------------------------------------------------------
Wire & Cable Products                                           2.39
--------------------------------------------------------------------------------
X-Ray Equipment                                                (1.65)
--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Sequoia Fund L.L.C.
                           -----------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date           May 25, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date           May 25, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date           May 25, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.